Property, Plant and Equipment, Net - Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalization interest	$ 18,769	$ 633
Capitalization interest rate applied	1.7624%	1.7624%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalization interest rate applied			1.7456%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalization interest			$ 13,435
Capitalization interest rate applied			3.6166%